Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss does not apply premium distribution (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 9,943,412	₩ 9,769,333
1 year or less
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	608,355	613,018
1~2 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	542,852	527,795
2~5 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	1,365,661	1,331,128
5~10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	1,682,380	1,664,754
More than 10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 5,744,164	₩ 5,632,638